Total
Class A & Y Prospectus | PACE International Equity Investments
PACE International Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 134 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 245 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A & Y Prospectus - PACE International Equity Investments - USD ($)	CLASS A		CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%		none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	[1]	none
Exchange fee	none		none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE International Equity Investments		CLASS A	CLASS Y
Management fees		0.79%	0.79%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		0.83%	0.81%
Miscellaneous expenses (includes administration fee of 0.10%)	[1]	0.33%	0.30%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short		0.50%	0.51%
Total annual fund operating expenses		1.87%	1.60%
Management fee waiver/expense reimbursements	[2]	0.12%	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.75%	1.51%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2024 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.25% for Class A and 1.00% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Y Prospectus - PACE International Equity Investments - USD ($)		1 year	3 years	5 years	10 years
CLASS A	[1]	718	1,094	1,495	2,611
CLASS Y	[1]	154	496	862	1,893
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. Such investments may be represented by derivatives or by investments in securities of other investment companies that invest primarily in equity securities. The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in US securities markets. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the US.

The fund may invest, to a limited extent, in (1) stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy, and (2) securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's currency exposure. In addition, these derivative instruments may be used to obtain or adjust exposure to certain markets.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy that uses fundamental research to identify companies that are attractive based on a value-oriented dividend discount model and market analysis.

•  A "long/short" or "130/30" equity strategy in which the subadvisor employs a dynamic, factor-based approach to investing using a systematic process and identifies securities to buy "long" and sell "short" based on a quantitative assessment of whether securities will outperform or underperform the market.

•  A strategy that involves achieving consistent risk adjusted excess returns by managing a concentrated portfolio of quality, growth companies generally headquartered outside of the United States.

Principal risks
Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Mondrian Investment Partners Limited ("Mondrian") assumed day-to-day management of a portion of the fund's assets on April 1, 2004. Los Angeles Capital Management LLC ("Los Angeles Capital") assumed day-to-day management of another portion of the fund's assets on September 13, 2013. Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated ("Baird") assumed day-to-day management of a separate portion of the fund's assets on January 15, 2016. The Baird investment team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on August 5, 2013. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

PACE International Equity InvestmentsAnnual Total Returns of Class A Shares

Total return January 1 - September 30, 2023: 8.78% Best quarter during calendar years shown—2Q 2020: 17.05% Worst quarter during calendar years shown—1Q 2020: (22.92)%
Average annual total returns (figures reflect sales charges)(for the periods ended December 31, 2022)
Average Annual Returns - Class A & Y Prospectus - PACE International Equity Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A	(19.04%)	0.60%	4.19%	Nov. 27, 2000
CLASS Y	(14.15%)	2.02%	5.07%	Jan. 17, 2001
After Taxes on Distributions | CLASS A	(19.41%)	(0.34%)	3.52%
After Taxes on Distributions and Sale of Fund Shares | CLASS A	(10.69%)	0.51%	3.36%
MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)	(14.45%)	1.54%	4.67%